Other gains, net (Tables)	12 Months Ended
Dec. 31, 2022
Other Gains Losses [Abstract]
Summary of Other (losses)/gains, net

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Government grants and tax rebates (note)	245	393	316
Impairment provision for investments in associates	(4)	-	-
Gains on step-up acquisition arising from business combination	19	8	141
Fair value change of investments	-	105	26
Gains/(losses) on disposal of subsidiaries	32	(10)	1
Dividend from investments	-	27	14
Others	70	30	18
	362	553	516